Long-term debt (Tables)	3 Months Ended
Mar. 31, 2026
Long-term debt
Schedule of long-term debt

Long-term debt

in € K

	March 31,	December 31,
	2026	2025

Schuldschein loans	225,607	227,296
Bonds	7,059,077	6,967,743
Other	131,358	92,842
Long-term debt	7,416,042	7,287,881
Less current portion	(1,674,554)	(1,596,029)
Long-term debt, less current portion	5,741,488	5,691,852